Segment information - Summary of Additional Information by Geographies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Turnover	€ 59,604	€ 60,073	€ 52,444
Asia Pacific Africa
Disclosure of geographical areas [line items]
Turnover	26,234	27,504	24,264
The Americas
Disclosure of geographical areas [line items]
Turnover	21,531	20,905	16,844
North America
Disclosure of geographical areas [line items]
Turnover	13,130	13,000	10,627
Latin America
Disclosure of geographical areas [line items]
Turnover	8,401	7,905	6,217
Europe
Disclosure of geographical areas [line items]
Turnover	€ 11,839	€ 11,664	€ 11,336